INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Federal net operating losses	$ 500
Deferred tax assets	100		$ 200
Research and development credit receivables			200
Deferred tax liabilities	9,501		10,564
Deferred income taxes		$ 7,000
Current year losses	700
Increase (Decrease) in deferred tax liability		$ 1,100
Deferred tax liability	1,100
Change in exchange rates on the liability	100
Exchange rates losses	1,000
I O X [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities	$ 9,500		$ 10,600